CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, InvestEd Portfolios (1933 Act File No. 333-64172; 1940 Act File No. 811-10431) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 36 (“Amendment No. 36”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 36 was filed electronically.
INVESTED PORTFOLIOS
Dated: May 4, 2020	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary